Earning Per Share - Summary of weighted-average number of common shares used to calculate diluted earnings per share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Weighted-average number of common shares outstanding	75,814,870	75,696,150	79,120,963
Weighted-average number of potential common share	3,091,505	992,190	0
Adjusted weighted-average number of common shares	78,906,375	76,688,340	79,120,963